Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 25,307,775	¥ 22,594,227
Interest-bearing demand deposits	59,772,689	56,205,396
Deposits at notice	10,769,494	11,169,956
Time deposits	25,023,508	25,760,889
Negotiable certificates of deposit	10,180,436	11,165,487
Others	7,377,516	7,508,697
Total deposits	¥ 138,431,418	¥ 134,404,652